CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 2,350	$ (460)	$ (5,098)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation expenses	214	141	11
Stock-based compensation expenses to shares granted to consultant		79
Depreciation and amortization	253	259	547
Accrued severance pay, net	26	(45)	(77)
Impairment of investment in affiliates			677
Profit from sale of available for sale marketable securities			(210)
Loss (gain) from disposal of property and equipment, net		(1)	39
Erosion of non-dollar linked restricted cash and long term assets	(1)	10	133
Decrease (increase) in trade receivables, net	(247)	(340)	1,405
Decrease (increase) in unbilled receivables		1,417	(1,038)
Increase in fair value of convertible debentures	741	2,119	5,070
Decrease (increase) in other accounts receivable and prepaid expenses	(116)	36	208
Increase (decrease) in trade payables	38	(355)	(317)
Increase in deferred revenues	526	338	356
Increase (decrease) in accrued expenses and other accounts payable	585	(684)	(688)
Net cash provided by operating activities	4,369	2,514	1,018
Cash flows from investing activities:
Advance payment for sale of affiliate		369
Decrease (increase) in restricted cash	(261)	362	492
Payment of accrued expenses on account of acquisitions			(164)
Purchase of property and equipment	(250)	(153)	(188)
Proceeds from sale of marketable securities			840
Decrease in short-term deposits, net		73	742
Increase in long-term deposits	(6)	(7)	(3)
Net cash provided by (used in) investing activities	(517)	644	1,719
Cash flows from financing activities:
Proceeds from exercise of stock options	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses	2,521
Decrease in short-term bank loans, net		(114)	(3,250)
Payment for repurchase convertible debentures tender	(551)
Repurchase of convertible debenture	(3,569)		(852)
Repayment of convertible debentures	(1,945)	(4,092)	(1,539)
Net cash used in financing activities	(3,482)	(4,206)	(5,641)
Effect of exchange rate on cash and cash equivalent balances	(43)	(55)	(7)
Increase (decrease) in cash and cash equivalents	327	(1,103)	(2,911)
Cash and cash equivalents at the beginning of the year	1,763	2,866	5,777
Cash and cash equivalents at the end of the year	2,090	1,763	2,866
Cash paid during the year for:
Tax	66	55	32
Interest	4	83	124
Non- cash activities:
Accrued ordinary shares issuance expenses	$ 24